ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	12 Months Ended
Dec. 31, 2019
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

14.    ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

	December 31,	December 31,	December 31,
	2019	2018	2017
Current accounts payable and accrued liabilities
Trade payables	$3,993,203	$898,711	$1,256,795
Accrued liabilities	2,163,886	1,117,673	346,984
Accrued vacation	211,168	142,730	157,198
Accrued employee termination expenses	13,887	373,171	—
Other accounts payable	320,306	190,496	83,978
Collaboration, license and settlement agreements provision	1,092,006	1,887,779	—
Total current accounts payable and accrued liabilities	$7,794,456	$4,610,560	$1,844,955

Non-current accrued liabilities
Non-current collaboration, license and settlement agreements provision	1,186,601	2,241,979	—
	$1,186,601	$2,241,979	$—

Total accounts payable and accrued liabilities	$8,981,057	$6,852,539	$1,844,955

Included in accounts payable and accrued liabilities are $893,902 related to settlement charges as part of a collaboration agreement and $1,384,705 related to a settlement provision (see Note 25). This represents the calculated net present value of the amounts set out per the agreement with payments due over the next two years.